CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Goodwill	$ 29,702	$ 29,702
Other intangible assets	20,756	51,267
Property, plant and equipment	620,034	740,906
Other non-current financial assets	5,057	2,618
Deferred tax assets		59,551
Non-current receivables from related parties	2,454	2,247
Other non-current assets	11,904	1,597
Non-current restricted cash and cash equivalents		28,323
Total non-current assets	689,907	916,211
Current assets
Inventories	246,549	354,121
Trade and other receivables	242,262	309,064
Current receivables from related parties	3,076	2,955
Current income tax assets	12,072	27,930
Other current financial assets	1,008	5,544
Other current assets	20,714	23,676
Current restricted cash and cash equivalents	28,843
Cash and cash equivalents	102,714	94,852
Total current assets	657,238	818,142
Total assets	1,347,145	1,734,353
Equity
Share capital	1,784	1,784
Reserves	696,774	975,358
Translation differences	(206,759)	(210,152)
Valuation adjustments	5,755	(2,169)
Result attributable to the Parent	(246,339)	(280,601)
Non-controlling interests	114,504	118,077
Total equity	365,719	602,297
Non-current liabilities
Deferred income	620	1,253
Provisions	108,487	84,852
Bank borrowings	5,277	144,388
Lease liabilities	13,994	16,972
Debt instruments	346,620	344,014
Other financial liabilities	29,094	43,157
Other non-current liabilities	16,767	25,906
Deferred tax liabilities	27,781	74,057
Total non-current liabilities	548,640	734,599
Current liabilities
Provisions	55,296	46,091
Bank borrowings	102,330	14,611
Lease liabilities	8,542	8,900
Debt instruments	10,888	10,937
Other financial liabilities	34,802	23,382
Payables to related parties	3,196	4,830
Trade and other payables	149,201	189,229
Current income tax liabilities	2,538	3,048
Other current liabilities	65,993	96,429
Total current liabilities	432,786	397,457
Total equity and liabilities	$ 1,347,145	$ 1,734,353